Related Party Transactions - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Ctrip.com International, Ltd
Related Party Transaction [Line Items]
Related party transactions	$ 115	¥ 750	¥ 631	¥ 89